Financial Instruments - Summary of Financial Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	$ 17,578,019	$ 15,191,537
Cash and restricted cash
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	9,354,805	8,721,758
Accounts receivable
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	400,941	299,359
Other receivables
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	47,070	51,834
Other financial assets
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	$ 7,775,203	$ 6,118,586